T. ROWE PRICE Global Stock Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.7%
Common Stocks 0.7%
MercadoLibre (USD) (1) 30,448 50,815
Total Argentina (Cost $48,640) 50,815
CANADA 0.7%
Common Stocks 0.7%
Shopify, Class A (USD) (1) 810,596 49,608
Total Canada (Cost $36,849) 49,608
CAYMAN ISLANDS 0.2%
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,996
(USD) (1)(2)(3) 40,500 11,116
Total Cayman Islands (Cost $1,996) 11,116
DENMARK 3.1%
Common Stocks 3.1%
Novo Nordisk, Class B  1,621,377 214,821
Total Denmark (Cost $186,052) 214,821
GERMANY 3.7%
Common Stocks 2.1%
Infineon Technologies  2,167,382 75,291
SAP  332,375 70,271
145,562
Preferred Stocks 1.6%
Sartorius  395,790 112,255
112,255
Total Germany (Cost $216,864) 257,817
INDIA 2.6%
Common Stocks 2.6%
HDFC Bank  488,544 9,441
ICICI Bank  5,885,219 85,786
Kotak Mahindra Bank  3,929,874 85,136
Total India (Cost $148,132) 180,363

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 1.9%
Common Stocks 1.9%
Bank Central Asia  202,044,900 127,937
Total Indonesia (Cost $123,549) 127,937
ITALY 0.9%
Common Stocks 0.9%
PRADA (HKD)  8,173,500 58,926
Total Italy (Cost $49,409) 58,926
JAPAN 7.3%
Common Stocks 7.3%
Asics  3,496,200 57,059
Chugai Pharmaceutical  2,216,700 96,742
Daiichi Sankyo  2,708,500 110,311
Harmonic Drive Systems  1,929,600 53,029
Keyence  231,300 101,138
Mitsubishi UFJ Financial Group  4,601,300 53,147
Recruit Holdings  505,700 28,999
Total Japan (Cost $442,226) 500,425
NETHERLANDS 2.6%
Common Stocks 2.6%
Adyen (1) 56,016 68,521
ASML Holding  80,623 75,074
BE Semiconductor Industries  289,955 37,353
Total Netherlands (Cost $111,308) 180,948
PORTUGAL 0.9%
Common Stocks 0.9%
Galp Energia  2,855,429 60,039
Total Portugal (Cost $59,676) 60,039
SOUTH KOREA 1.5%
Common Stocks 1.5%
SK Hynix  746,722 107,098
Total South Korea (Cost $94,676) 107,098

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN 1.1%
Common Stocks 1.1%
Spotify Technology (USD) (1) 117,200 40,310
Svenska Cellulosa, Class B (4) 2,601,555 35,364
Total Sweden (Cost $67,558) 75,674
SWITZERLAND 1.8%
Common Stocks 1.8%
Cie Financiere Richemont, Class A  485,267 74,018
Nestle  500,744 50,722
Total Switzerland (Cost $121,657) 124,740
TAIWAN 2.5%
Common Stocks 2.5%
Taiwan Semiconductor Manufacturing  5,802,000 169,252
Total Taiwan (Cost $67,632) 169,252
UNITED KINGDOM 3.8%
Common Stocks 3.8%
London Stock Exchange Group  1,563,612 190,332
Unilever  1,111,611 68,314
Total United Kingdom (Cost $196,334) 258,646
UNITED STATES 64.8%
Common Stocks 64.1%
Advanced Micro Devices (1) 599,609 86,632
Alphabet, Class A  457,079 78,407
Amazon.com (1) 1,107,999 207,174
Amphenol, Class A  1,090,725 70,090
Apple  1,735,525 385,425
Broadcom  111,300 17,884
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $11,369 (1)
(2)(3) 6,670 7,115
Carvana (1) 416,900 55,544
Celsius Holdings (1) 210,109 9,839
Charles Schwab  3,157,980 205,869
Citigroup  1,618,000 104,976
Colgate-Palmolive  487,569 48,362
ConocoPhillips  1,722,366 191,527

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Constellation Energy  306,451 58,164
Copart (1) 874,454 45,760
Corning  1,348,531 53,955
Danaher  373,127 103,386
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $4,929 (1)
(2)(3) 307,914 26,902
Diamondback Energy  266,467 53,909
Dollar General  628,826 75,704
Eli Lilly  415,249 333,972
Entegris  593,429 70,197
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 21,329
EQT  1,746,107 60,258
Exxon Mobil  1,634,081 193,786
Freeport-McMoRan  797,704 36,224
GE Vernova (1) 104,565 18,638
General Electric  614,530 104,593
HubSpot (1) 116,308 57,809
IDEXX Laboratories (1) 102,100 48,612
Intuitive Surgical (1) 114,481 50,899
KLA  54,822 45,122
Meta Platforms, Class A  251,252 119,302
Microsoft  580,306 242,771
Netflix (1) 92,159 57,908
NVIDIA  2,384,826 279,072
Old Dominion Freight Line  390,013 81,973
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)
(2)(3) 834,772 342
PepsiCo  693,190 119,693
Reliance  213,777 65,108
Repligen (1) 93,859 15,707
RH (1) 122,476 35,528
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)(3) 65,013 1,690
Synopsys (1) 36,493 20,375
Tesla (1) 439,261 101,939
Tradeweb Markets, Class A  1,247,297 139,298
Uber Technologies (1) 780,504 50,319
UnitedHealth Group  268,375 154,627
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402 (1)(2)(3) 11,378 1,110
4,414,825

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.7%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 157,791 5,534
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 121,690 4,206
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (1)(2)(3) 426 454
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (1)(2)(3) 48 51
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7 (1)(2)(3) 4 4
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $2,194 (1)(2)(3) 153,273 13,391
Databricks, Series G, Acquisition Date: 2/1/21, Cost $1,618 (1)
(2)(3) 27,363 2,391
Databricks, Series H, Acquisition Date: 8/31/21, Cost $5,195 (1)
(2)(3) 70,698 6,177
Databricks, Series I, Acquisition Date: 9/14/23, Cost $2,729 (1)
(2)(3) 37,125 3,244
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (1)(2)(3) 220,032 1,221
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (1)(2)(3) 284,475 1,579
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,927 (1)(2)(3) 520,600 2,900
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,672 (1)
(2)(3) 89,353 5,513
46,665
Total United States (Cost $3,334,003) 4,461,490
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.36% (5)(6) 3,210,436 3,210
Total Short-Term Investments (Cost $3,210) 3,210

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.36% (5)(6) 6,255,885 6,256
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 6,256
Total Securities Lending Collateral (Cost $6,256) 6,256
Total Investments in Securities  100.2%
(Cost $5,316,027) $ 6,899,181
Other Assets Less Liabilities (0.2)% (15,293)
Net Assets 100.0% $ 6,883,888
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $116,269 and represents 1.7% of net assets.
(4) All or a portion of this security is on loan at July 31, 2024.
(5) Seven-day yield
(6) Affiliated Companies
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 295 ++
Totals $ — # $ — $ 295 +
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 35,481 ¤ ¤ $ 9,466
Total $ 9,466 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $295 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,466.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2024, totaled $(425,000) for the period ended July 31, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,497,070 $ 2,164,121 $ 58,488 $ 6,719,679
Convertible Preferred Stocks — — 57,781 57,781
Preferred Stocks — 112,255 — 112,255
Short-Term Investments 3,210 — — 3,210
Securities Lending Collateral 6,256 — — 6,256
Total $ 4,506,536 $ 2,276,376 $ 116,269 $ 6,899,181
($000s)
Beginning
Balance
10/31/23
Gain
(Loss)
During
Period
Total
Sales
Ending
Balance
7/31/24
Investment in Securities
Common Stocks $ 57,849 $ 1,469 $ (830) $ 58,488
Convertible Preferred Stocks 60,324 (599) (1,944) 57,781
Total $ 118,173 $ 870 $ (2,774) $ 116,269

T. ROWE PRICE Global Stock Fund

threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F113-054Q3 07/24